Cabana Target Drawdown 7 ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 10.0%
Goldman Sachs Physical Gold ETF*	616,371	$11,997,662
EQUITY – 31.1%
Invesco Nasdaq 100 ETF	79,450	12,547,538
iShares Core U.S. REIT ETF	233,522	12,355,649
Vanguard Extended Market ETF	80,141	12,632,626
		37,535,813
FIXED INCOME – 58.7%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	353,292	35,343,331
iShares 0-3 Month Treasury Bond ETF(b)	351,248	35,342,574
		70,685,905
TOTAL EXCHANGE-TRADED FUNDS
(Cost $116,375,559)		120,219,380

SHORT-TERM INVESTMENTS – 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 5.18%(c)	319,295	319,295
TOTAL SHORT-TERM INVESTMENTS
(Cost $319,295)		319,295
TOTAL INVESTMENTS – 100.1%
(Cost $116,694,854)		120,538,675
Liabilities in Excess of Other Assets – (0.1%)		(59,119)
TOTAL NET ASSETS – 100.0%		$120,479,556

*	Non-income producing security.
(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.gsam.com.
(b)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ishares.com.
(c)	The rate is the annualized seven-day yield at period end.